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SIMPSON THACHER & BARTLETT LLP
425 LEXINGTON AVENUE
NEW YORK, N.Y. 10017-3954
(212) 455-2000

FACSIMILE (212) 455-2502

September 13, 2005

VIA FEDERAL EXPRESS AND EDGAR

    Re:
    Visant Corporation
    Registration Statement on Form S-1
    File No. 333-126002

    Visant Holding Corp.
    Post-Effective Amendment No. 3 to Registration
    Statement on Form S-4
    File No. 333-112055

    Form 10-K for Fiscal Year Ended January 1, 2005
    Form 10-Q for Fiscal Quarter Ended April 2, 2005
    File No. 333-112055

H. Christopher Owings
Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549

Dear Mr. Owings:

        On behalf of Visant Holding Corp. ("Visant Holding"), Visant Corporation ("Visant Corporation") and the guarantors (the "Guarantors" and, collectively with Visant Holding and Visant Corporation, the "Registrants"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff"), dated July 21, 2005 (the "comment letter") relating to the above-referenced Registration Statement on Form S-1 filed on June 21, 2005 (the "Visant Registration Statement") and the Post-Effective Amendment No. 3 to Registration Statement on Form S-4 (the "Visant Holding Registration Statement" and together with the Visant Registration Statement, the "Registration Statements") and periodic reports. We have also revised the Registration Statements in response to the Staff's comments and our discussions with the Staff and are filing concurrently with this letter Amendment No. 1 to the Visant Registration Statement and Post-Effective Amendment No. 4 to the Visant Holding Registration Statement, which reflect these revisions and generally update financial and other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 1 to the Visant Registration Statement, unless otherwise indicated.

        Please note that, in several instances in this letter, we suggest that some additional disclosure to the notes to our financial statements be made prospectively, in subsequent filings with the Staff. We respectfully request this course of action as we do not believe such revised disclosure warrants amendment to our filings because we do not believe these changes would be material to an investor. Given that the end of the third quarter of 2005 is approaching, we do not believe that it is practical or advisable to amend our Form 10-K for the year ended January 1, 2005 or our Form 10-Q for the quarter ended April 2, 2005, and request the Staff's concurrence with our plan to address the Staff's comments in our subsequent periodic filings.

Visant Corporation
Registration Statement on Form S-1

Cover Page

1.
Please specify the principal amount of debt at maturity you are registering.

  The Registrants have registered an aggregate principal amount of debt of $500,000,000, as noted on page 6 of the amended Visant Registration Statement. In addition, the Registrants have added a reference to the $500,000,000 principal amount on the cover page of the prospectus.

2.
Throughout your prospectus, you make several references to "certain circumstances," "certain conditions," "certain qualifications and exceptions," and "certain events." For instance, we note the disclosure in the risk factors "We have a substantial amount of indebtedness…," "Repayment of our debt, including the notes…," and "We may not be able to repurchase notes…" Replace the term "certain" with a brief description of what makes the information qualify as "certain." Also, where appropriate, please reference where in the registration statement more detailed information may be found.

  The Registrants have revised the disclosure in the amended Registration Statements, including the "Risk Factors" section, to clarify the circumstances in which Visant may incur additional debt or may not be able to repurchase its notes. In addition, where appropriate, the Registrants have included cross-references to other sections in the amended Registration Statements where additional detail may be found.

Special Note Regarding Forward-Looking Statements, page ii

3.
Please relocate the "Special Note Regarding Forward-Looking Statements" and "Industry and Market Data" sections to a more appropriate part of the prospectus. The prospectus forepart should consist of only the cover page, summary and risk factors sections.

  The Registrants have moved the "Special Note Regarding Forward-Looking Statements" and "Industry and Market Data" sections to follow the "Risk Factors" section, in response to the Staff's comment.

Industry and Market Data, page iii

4.
We note your representations that the industry, market and competitive position data that you have obtained from other sources are "believed to be reliable, although they do not guarantee the accuracy or completeness of such information." Please note that you are responsible for the entire content of the registration statement and cannot include language that can be interpreted as a disclaimer of the information contained in the filing. Please revise.

  The Registrants have revised the language in the "Industry and Market Data" section to eliminate language that can be interpreted as a disclaimer of any of the information contained in the filing.

Summary, page 1

5.
Please revise the first paragraph to clarify that this summary highlights the "material" information regarding the offering and delete the language indicating that the prospectus does not contain all the information that may be important.

  The Registrants have revised the language in the first paragraph of the summary to clarify that the summary highlights "material" information appearing elsewhere in the prospectus.

6.
Please avoid reliance on defined terms such as those in the introductory paragraph to your summary. The meanings of the terms you use should be clear from context. If they are, you do not need the definitions. If they are not, you should revise to use terms that are clear. Please see Updated Staff Legal Bulletin No. 7 (June 7, 1999) sample comments 3 and 5.

  The Registrants have revised the language in the first paragraph of the summary to limit references to a defined term. To the extent that the Registrants have used defined terms in the remainder of the document to describe the various individual Registrants, the Registrants believe that such an approach is appropriate and aids a reader's understanding of the businesses given the number of companies covered by the Registration Statements. Otherwise, the Registrants believe terms now used in the amended Registration Statements are clear from their respective context.

7.
The summary is intended to provide a brief overview of the key aspects of the offering. Your summary is too long and repeats much of the information fully discussed in your business section. Please revise to eliminate the "Business Strengths" and "Business Strategy" sections since that information is more appropriately discussed in the complete business section. The summary is only intended to provide a brief snapshot of the offering. See Instruction to Item 503(a) of Regulation S-K.

  The Registrants have revised the summary and have eliminated the "Business Strengths" and Business Strategy" sections of the summary which, as the Staff highlights, are appropriately addressed in the business section of the prospectus.

The Transactions, page 6

8.
Please identify the "co-investors" and "certain members of management" that co-own Visant Corporation. Also, please clarify in the second paragraph in this section the ownership interests in your parent of the other co-investors and members of management as of June 1, 2005.

  In addition to affiliates of Kohlberg Kravis Roberts & Co. L.P. and DLJ Merchant Banking Partners III, L.P., which entities together owned approximately 90.1% of the voting interests and 90.0% of the economic interests of Visant Holding, the parent company of Visant Corporation, as of July 2, 2005, other co-investors and certain members of management own interests in Visant Holding. Co-investors holding in excess of 1% of the voting stock of Visant Holding are NIB Capital Private Later Stage Co-Investments Custodian II B.V. and its affiliate AlpInvest Partners CS Investments 2003 C.V. (collectively, 2.3%), The Northwestern Mutual Life Insurance Company (2.3%), New York Life Capital Partners, L.P. (2.3%) and the Ontario Municipal Employees Retirement Board (1.2%).

  Certain current executive officers of Visant Holding and Visant Corporation also own interests in Visant Holding. These officers include Marc L. Reisch, Marie D. Hlavaty, Paul B. Carousso, Michael L. Bailey and John Van Horn. No current executive officer of Visant Holding or Visant Corporation owns 1% or more of the outstanding common stock of Visant Holding. Please see the section entitled "Security Ownership of Certain Beneficial Owners and Management and Related Stockholder Matters" on page 85 for more information regarding security ownership.

  Otherwise, the Registrants have revised the second paragraph of "The Transactions" section in the summary to clarify the ownership interests of the co-investors and members of management as of the end of the second quarter of 2005.

Change of Control, page l0

9.
Please disclose that you may not have sufficient funds to repurchase the notes upon a change of control. Disclose that restrictions in your senior secured credit facilities may limit your ability to repurchase the notes upon a change of control.

  The Registrants have revised the discussion under "Change of Control" to include additional cautionary language relating to Visant Corporation's ability to repurchase the notes upon a change of control. In addition, the Registrants have amended the disclosure to clarify that restrictions in Visant's senior secured credit facilities may limit Visant's ability to repurchase the notes and have included a cross reference to "Risk Factors—Risks Related to Our Indebtedness and the Notes—We may not be able to repurchase notes upon a change of control."

Summary Historical and Pro Forma Consolidated Financial Data, page 11

10.
Please cross reference the column of pro forma results to the unaudited pro forma financial statements that are presented on page 31.

  The Registrants have revised the column of pro forma results to include a cross reference to the unaudited pro forma financial statements.

11.
Please revise the table to present five years of historical results of operations.

  The Registrants have revised the table under "Summary Historical and Pro Forma Consolidated Financial Data" to present five years of historical results of operations.

12.
Please revise the table to remove the column for fiscal year 2003. It appears that you are including the results of operations of Von Hoffmann and Arcade prior to the period of common control as well as combining the results of Jostens prior to and subsequent to the time when there was a change in accounting basis. We note that it is not appropriate to present what are essentially pro forma results of operations for periods beyond the most recent year. Further, it is generally not appropriate to present the results of operations for an entire year when there was a change of basis in the middle of the year.

  The Registrants have the revised the table to remove the column for fiscal year 2003 in response to the Staff's comment.

Risk Factors, page 13

13.
Please revise the introductory paragraph to clearly indicate that the material risks are disclosed. Also, delete the third and fourth sentences referring to additional risks and uncertainties since these sentences mitigate the risk factors listed.

  The Registrants have revised the introductory paragraph to the "Risk Factors" section to clarify that material risks are disclosed and to make the requested deletions.

We have a substantial amount of indebtedness…, page 13

14.
Please specify the important qualifications and exceptions that would allow you to incur significant additional indebtedness in the future or reference where in the registration statement this information may be found.

  The Registrants have revised the disclosure to provide additional information regarding the important qualifications and exceptions that would allow Visant Corporation to incur additional indebtedness pursuant to Visant Corporation's senior secured credit facilities. In addition, the Registrants have added a cross-reference in this section to "Description of Notes—Certain Covenants—Limitation on Incurrence of Indebtedness and Issuance of Disqualified Stock", which describes the exceptions that allow Visant Corporation to incur additional debt pursuant to the indenture governing Visant Corporation's notes.

The terms of our new senior credit facilities and the indentures…, page 15

15.
Please state here and in your "Liquidity and Capital Resources" section whether you are currently in compliance with all of your covenants.

  The Registrants have revised the disclosure under this risk factor and the "Liquidity and Capital Resources" section of Management's Discussion and Analysis of Financial Condition to state that the Registrants are currently in compliance with all covenants under the Registrants' material debt obligations.

We may not be able to achieve all of our expected cost savings…, page 21

16.
Please briefly describe your cost savings plan. For instance, describe the activities from which you expect to derive substantial cost savings.

  As disclosed in the "Business" section on page 58, the Registrants' cost savings are being primarily achieved through procurement initiatives aimed at reducing the costs of materials and services, such as logistics and energy, used in their operations and reducing corporate and administrative expenses. In addition, the Registrants have revised the language under this risk factor to describe the cost savings plan accordingly.

A deterioration in labor relations or labor availability…, page 26

17.
Please specify the number of Lehigh Direct employees covered by the collective bargaining agreement that was due to expire in April 2005.

  There are approximately 171 employees covered by the subject collective bargaining agreement that was due to expire in April 2005. The Registrants have revised the language under this risk factor and under "Employees" in the Business section to include this information. Additionally, since the filing of the initial Registration Statements, a union contract covering certain press employees (approximately 87 employees) at the Print Group's Eldridge, Iowa facility has expired without completion of negotiation of a new contract. The contract has similarly been extended as the parties continue negotiations. The Registrants have revised the language to include this new information as well under this risk factor and under "Employees" in the Business section.

Our controlling shareholders may have interests that conflict with yours, page 28

18.
Please identify the investors who collectively control your affairs and policies.

  The Registrants have revised the language in this paragraph to clarify that affiliates of Kohlberg Kravis Roberts & Co. L.P. and DLJ Merchant Banking Partners III, L.P. together control the affairs and policies of the Registrants.

The Transactions, page 30

19.
Please clearly explain the chronological order of the transactions, the reasons for engaging in the transactions and the benefits accruing to the parties to the transactions.

  In response to the Staff's comment and our discussion with the Staff on August 24, 2005, the Registrants have revised the language in "The Transactions" section to provide additional detail regarding the chronological order of the transactions, the reasons for engaging in the transactions and the benefits accruing to the parties to the transactions.

Unaudited Pro Forma Condensed Consolidated Financial Information, page 31

20.
We note your disclosure that the tax rate is 37% for the adjustment. However, this produces a net tax rate that is significantly less than 37%. Revise your disclosures to better explain how you determined that the final pro forma income tax benefit was reasonable. It appears that non-deductible interest may have had an impact on the net benefit.

  The Registrants have revised the disclosure under footnote (c) of "Unaudited Pro Forma Condensed Consolidated Financial Information" to indicate that the tax provision applied to the pro forma adjustments reflects a statutory tax rate of 37% and that the total pro forma effective tax benefit of $3,533, or 16%, is lower than the statutory rate due to the relatively large impact of permanent differences (non-deductible transaction and other costs) on a relatively small pro forma pre-tax loss.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 36

21.
We note that fiscal 2003 consisted of 53 weeks, one more than fiscal years 2004 and 2002. Please revise your explanations of changes between periods to discuss the impact of the additional week during fiscal 2003. Please also consider the number of weeks when discussing the change between periods for your results of operations for the interim period. See Item 303(a)(3) of Regulation S-K.

  The Registrants have revised the disclosure in "Management's Discussion and Analysis of Financial Condition and Results of Operations" to clarify that they utilize a fifty-two, fifty-three week fiscal year ending on the Saturday nearest December 31. The revised disclosure notes that fiscal year 2004, the successor period in 2003 and fiscal year 2002 ended on January 1, 2005, January 3, 2004 and December 28, 2002, respectively. Fiscal years 2004 and 2002 each consisted of fifty-two weeks, while the combined predecessor and successor periods in 2003 consisted of fifty-three weeks. This additional week did not have a significant effect on the variances between periods discussed therein.

22.
Please remove the column for the twelve month 2003 period here and elsewhere in the discussion. Revise your discussion of the period ended January 1, 2005 compared to the 2003 period to remove any reference to and discussion of the combined 2003 results. Additionally, you should include a brief discussion of each individual stub period.

  As discussed with the Staff on August 24, 2005, the Registrants originally considered presenting their Management's Discussion and Analysis of Financial Condition and Results of Operations by discussing their full year 2004 results versus the predecessor five month 2003 period and including a discussion of the predecessor seven month 2003 period. The Registrants concluded nonetheless that this presentation did not provide as much useful information to the reader of the financial statements, as the periods presented are not directly comparable.

  Despite the fact that Jostens had a change in accounting basis during 2003, the Registrants felt that, on an operating basis, a discussion of full year 2004 versus twelve months of 2003 would present a more meaningful and informative comparison for investors. For example, by presenting the information in this manner, the Registrants were able to present the table on page 41, which clearly outlines Jostens' net sales and operating income for the twelve month periods in both 2004 and 2003. In the description of changes in net sales, gross profit and selling and administrative expenses, the Registrants identified both the impact of the inclusion of the Print Group as well as the effect of Jostens' purchase accounting adjustments on those lines, therefore assisting the reader in an analysis and discussion of what occurred with the Jostens business. The Registrants believed that much of their investor base was familiar with the standalone operations of Jostens and is particularly interested in understanding how the business performed on a twelve-month basis. Therefore, the Registrants respectfully submit that this disclosure, which is beyond what is required, is appropriate and more meaningful.

  Per the Staff's recommendation on August 24, 2005, the Registrants have inserted a description of the purpose for providing this Twelve Month 2003 presentation on page 38 of the amended Registration Statements.

Three Months Ended April 2, 2005 Compared to the Three Months Ended April 3, 2004

23.
Where you describe two or more business reasons that contributed to a material change in a financial statement line item between periods, please quantify the extent to which each change contributed to the overall change in that line item. For example, we note the reasons listed for the increase in Print

  Group's net sales, the changes in gross margin and the decrease in selling and administrative expenses for three months ended April 2, 2005.

  In Amendment No. 1 to the Visant Registration Statement and Post-Effective Amendment No. 4 to the Visant Holding Registration Statement, the Registrants have updated the disclosure to address the six months ended July 2, 2005. In response to the Staff's comment, where two or more business reasons contributed to a change in a financial statement line item between periods, we have quantified the extent to which each change contributed.

Selling and administrative expenses, page 44

24.
Please specify the cost reduction initiatives that contributed to the decrease in selling and administrative expenses.

  As described on page 43 of Amendment No. 1 to the Visant Registration Statement and the Post-Effective Amendment No. 4 to the Visant Holding Registration Statement, administrative headcount reductions contributed to the decrease in selling and administrative expenses for the six months ended July 2, 2005.

Liquidity and Capital Resources, page 52

25.
Please revise your disclosures to include a discussion of all periods presented. We note that your current disclosures only discuss the first quarter of the current fiscal year compared to the prior year.

  The Registrants have revised the disclosure in the "Liquidity and Capital Resources" section to include a discussion of all periods presented, in response to the Staff's comment.

26.
Please include a discussion of cash flows from investing and financing activities.

  The Registrants have revised the disclosure in the "Liquidity and Capital Resources" section to include a discussion of cash flows from investing and financing activities, in response to the Staff's comment.

27.
Your disclosure in the third sentence of the fourth paragraph appears to contradict your statement in the second sentence that you expect available cash flows will be sufficient to meet cash requirements during the next twelve months. Please explain to us and substantially revise your disclosures to clarify that you expect cash flows from the various sources to meet expected cash requirements over the next year. Your current disclosure implies that the assumptions used may not be appropriate. If you believe your assumptions are critical to a reader understanding your conclusion, you may want to explain them in your revised disclosures. Refer to Items 303(a)(1) and (2) of Regulation S-K.

  The Registrants have revised the disclosure in "Liquidity and Capital Resources" to clarify that Visant Corporation expects that cash flow from operations, available cash and short-term investments, together with borrowings available under Visant Corporation's senior secured credit facilities, are adequate to meet expected future liquidity needs over the 12 months.

  Furthermore, the Registrants have eliminated the language regarding assumptions with respect to future costs, as the Registrants do not believe this disclosure is critical to a reader's understanding of the financial statements and his or her ability to make informed investment decisions.

Contractual Obligations, page 53

28.
We note that you include in the table of contractual obligations your precious metals forward contracts of $10.1 million, but do not include any amounts related to your printing group. Please include a separate line item in the table for all purchase obligations as required by Item 303(a)(5)(ii)(D) of Regulation S-K, or explain to us the reasons why you do not have any purchase obligations that will require cash during the periods presented in your table.

  The Registrants do not have any additional purchase obligations (as defined in Item 303(a)(5)(ii)(D) of Regulation S-K) related to their Print Group. The Print Group's raw materials are purchased on an as needed basis.

29.
Please tell us why you do not include in your contractual obligations table the amounts included in your net pension liabilities line item on your consolidated balance sheet under generally accepted accounting principles. Please also include any other types of postretiremcnt costs requiring cash funding for the periods presented. Refer to Item 303(a)(5) of Regulation S-K.

  The Registrants have revised the disclosure to include cash requirement amounts for pension benefit payments and postretirement benefit costs, which are also disclosed in Note 16, "Benefit Plans" of the Form 10-K for the fiscal year ended January 1, 2005.

Business, page 56

30.
Please provide support for your statements of leadership throughout this section. As examples, we note:

•
Your statement that you are a "leading North American specialty printing, marketing and school-related affinity products and services enterprise…," page 56;

•
Your statement that more than 80% of your net sales for fiscal 2004 were generated from products and services for which you believe you have the number 1 or number 2 market position in North America and the statements regarding the market share positions for Jostens and Von Hoffman, page 56;

•
The statements of leadership related to Jostens on pages 59-60;

•
Your statement that "Von Hoffman is a leading manufacturer of four-color case-bound and soft-cover educational textbooks…," page 60

•
Your statement that Lehigh Lithographers is a "market leader in cover component manufacturing, principally highly differentiated book covers, for the ELHI and college market sectors…," page 61

•
Your statement that "Arcade is a leading global marketer and manufacturer of multi-sensory and interactive advertising sampling systems…," page 63

•
Your belief that "Arcade's innovative sampling systems have altered the economics and efficiencies of product sampling in the cosmetic and fragrance markets," page 63

•
Your belief that "Arcade's formulation capabilities are among the best in the cosmetics and fragrance sampling industry," page 65; and

•
Your belief that Jostens is "the largest of the national competitors in yearbooks, class rings and graduation products based on the number of schools served," page 66.

  Also, please provide us with the sources of the statistical information upon which you rely. Please mark your support or provide page references in your response to the sections you rely upon for each specific statement. To the extent you are unable to provide support, please delete the qualitative and comparative statement. Revise throughout your prospectus as necessary. Tell us whether the information you cite from these reports is publicly available. If not, you should obtain appropriate consent to cite these reports in your filing.

  The Registrants have addressed this comment with the Staff supplementally and included references supporting their statements, where applicable.

Our Company, page 56

31.
Please clarify what you mean when you say that you have long-standing relationships with administrators in over 25,000 schools. For instance, please specify whether you have any long-term contracts with any of these schools.

  Jostens, Inc. has been doing business with over 25,000 schools, on average, for at least 10 years. Generally, Jostens does business on a year-to-year basis and accordingly does not generally enter into term contracts with its customers. Notwithstanding, Jostens has maintained many long-standing relationships with administrators in over 25,000 schools under which they have business that repeats from year to year.

Intellectual Property, page 69

32.
Please identify and specify the duration of your material trademarks, licenses, and patents.

  The Registrants have addressed this comment with the Staff supplementally.

Legal Proceedings, page 72

33.
We note the disclosure in the fourth paragraph of this section regarding the possible payment of back duties and fees. If possible, please quantify the amount that may be owed.

  As disclosed in the Registration Statements, in communications with U.S. Customs and Border Protection ("Customs"), the Registrants learned of an alleged inaccuracy of the tariff classification for certain of Jostens' imports from Mexico. The effect of these alleged tariff classification errors is that back duties and fees (or "loss of revenue") may be owed on imports dating back five years. Additionally, Customs may impose interest on the loss of revenue, if any is determined. The determination of any loss of revenue lies exclusively with Customs. Presently, however, no formal notice of, or demand for, any alleged loss of revenue has been issued by Customs. Through its prior disclosure to Customs, Jostens has addressed this technical oversight and asserted that there is no associated loss of revenue. Thus, the Registrants have not quantified the amount that may be owed to Customs for this matter because Customs has not presently alleged any loss of revenue.

Certain United States Federal Income Tax Consequences, page 154

34.
Please revise the heading of this section and the disclosure in the first paragraph in the section to indicate, if true, that you have discussed the material United States federal income tax consequences.

  The Registrants have revised the heading of the section and the first paragraph of the section to indicate that they have discussed the material United States federal income tax consequences.

Consolidated Financial Statements—Visant Corporation

General

35.
Please update your financial statements and other financial disclosures in your next amendment to include the applicable interim periods as required by Rule 3-12 of Regulation S-X.

  The Registrants have updated the financial statements and other financial disclosures in Amendment No. 1 to the Visant Registration Statement and Post-Effective Amendment No. 4 to the Visant Holding Registration Statement to reflect results of operations for the second quarter and six months of 2005.

Consolidated Statements of Operations, page F-5

Notes to Consolidated Financial Statements

Note 1. Summary of Significant Accounting Policies

36.
Please disclose in a footnote the types of amounts you include in the cost of products sold and the selling and administrative expense line items. Please tell us whether you include inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs and the other costs of your distribution network in the cost of products sold line item. If you currently exclude a portion of these costs from cost of products sold, please tell us and disclose:

  a.
  in a footnote the line items that these excluded costs are included in and the amounts included in each line item for each period presented, and

  b.
  in management's discussion and analysis that your gross margins may not be comparable to those of other entities, since some entities include all of the costs related to their distribution network in cost of products sold and others may exclude a portion of them from gross margin, including them instead in a line item such as selling and administrative expenses.

  In their future Form 10-K and Form 10-Q filings, as applicable, the Registrants will revise Note 1, "Summary of Significant Accounting Policies" to reflect that cost of products sold primarily includes the cost of paper and other materials, direct and indirect labor and related benefit costs, depreciation of production assets and freight costs. The revised disclosure will also provide that selling and administrative expenses primarily include salaries and related benefits of sales and administrative personnel, sales commissions, amortization of intangibles and professional fees such as audit and consulting fees.

  Otherwise, the Registrants do include inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs and the other costs of their distribution network in the line item for cost of products sold.

37.
Please tell us if you pay slotting fees, engage in cooperative advertising programs, have buy-down programs or make other payments to resellers of your products. If so, please explain to us the nature of these activities and how they operate and disclose your accounting policy for each of these types of arrangements, including the statement of operations line item that each type of arrangement is included in. For each expense line item that includes these types of arrangements, please disclose the related amounts included in that line item. For each type of arrangement treated as an expense rather than as a reduction of revenues, please tell us how this type of arrangement meets the requirements in EITF 01-09. Please also discuss in management's discussion and analysis any significant estimates resulting from these arrangements.

  The Registrants do not pay slotting fees, have buy-down programs or make other payments to resellers of their products. Jostens has engaged in immaterial cooperative advertising programs, incurred fees of approximately $76,000 in fiscal 2004, and have expensed such costs as incurred. As this amount is immaterial, the Registrants prefer not to discuss such amount in their Management's Discussion and Analysis of Financial Condition or as a separate policy note.

38.
Please disclose your accounting policy for advertising costs. Please also disclose the amount of advertising costs for all periods presented as required by SOP 93-7.

  The Registrants' policy for advertising costs is to expense all such costs in the period incurred. The Registrants incurred approximately $6.1 million of advertising costs in fiscal 2004. In future Form 10-K and Form 10-Q filings, as applicable, the Registrants will revise Note 1, "Summary of Significant Accounting Policies" to disclose the policy for advertising costs and amounts for all periods presented.

39.
You disclose in management's discussion and analysis on page 38 your restructuring activities during fiscal 2004. Please provide a summary of the activity in the reserve account as of January 1, 2005.

  In their future Form 10-K and Form 10-Q filings, as applicable, the Registrants will revise Note 6, "Restructuring Activity and Other Special Charges" to include a summary of the activity in the reserve account. Please note that a summary of the activity in the reserve account was included in Note 6, "Special Charges" of the previously filed Registration Statements on page F-69 for the quarter ended April 2, 2005. Furthermore, the Registrants have included a similar summary of reserve account activity in Note 6, "Special Charges" of the amended Registration Statements on page F-69 for the six months ended July 2, 2005.

Revenue Recognition, page F-17

40.
You disclose in management's discussion and analysis and results of operations that revenue recognition in many cases depends on specific shipping terms that vary by customer. Please expand your disclosures here to explain how shipping terms often determine when you recognize revenue on the sale of products and services.

  In their future Form 10-K and Form 10-Q filings, as applicable, the Registrants will revise the disclosure under Note 1, "Summary of Significant Accounting Policies—Revenue Recognition" to expand the disclosure to explain how shipping terms often determine when the Registrants recognize revenue of the sale of products and services. Specifically, the revised disclosure will state that the SEC's Staff Accounting Bulletin, or SAB, No. 104, Revenue Recognition, provides guidance on the application of accounting principles generally accepted in the United States to selected revenue recognition issues. In accordance with SAB No. 104, Visant Holding and Visant Corporation recognize revenue when products are shipped (if shipped FOB shipping point), delivered (if shipped FOB destination), risk of loss transfers or as services are performed as determined by contractual agreement and collectibility is reasonably assured.

Note 8. Accounts Receivable and Inventories, page F-25

Precious Metals Consignment Arrangement

41.
Your disclosure suggests that the terms of your arrangement with the financial institution allow you to receive on consignment and process raw materials prior to reflecting these materials in asset and liability accounts on your balance sheet. Please explain to us in detail your basis in generally accepted accounting principles for not recording these materials until they are shipped to customers as a product. Explain to us who holds title to the materials during the time the materials are in your possession, and the point at which title transfers to you.

  The Registrants' consignment arrangement with Bank of Nova Scotia ("Scotiabank") explicitly states that title to bullion delivered by Scotiabank and held by Jostens on consignment will remain with Scotiabank and will not pass to Jostens until such time as payment for the bullion is made. Jostens generally pays for bullion from Scotiabank once per month, in anticipation of that month's ring production.

  In order to clarify their disclosure prospectively, Visant Holding and Visant Corporation will revise their disclosure in subsequent filings to state that "as required by the terms of our gold consignment agreement, we do not take title to consigned inventory until we pay for it."

Note 3. 2003 Jostens Merger, page F-21

Note 10. Goodwill and Other Intangible Assets, page F-26

42.
You disclose in Note 3 that the purchase price allocation for the Jostens merger included the assignment of $710 million to goodwill and $660 million to intangible assets. Further we note from your note disclosure here that school and customer relationships account for $365 million of the total amount of intangible assets as of January 1, 2005. Tell us what portion of the amounts recorded for school and customer relationships relate to Jostens. Given the strong, long-standing relationships with school administrators along with the related contracts and the fact that the vast majority of the revenues of Jostens are derived from its relationships with these same institutions, please explain to us in detail your basis for not allocating more of the purchase price to school and customer relationships and the related contracts with these institutions. Provide us with the assumptions used to calculate the amounts allocated to goodwill and school and customer relationships at Jostens.

  As of July 29, 2003, the date Jostens was acquired by DLJ Merchant Banking Partners III, L.P. and affiliated funds, we assigned the Jostens school relationships a fair market value of $330 million. As of September 15, 2003, Jostens acquired School Annual Publishing Company, and the fair value of School Annual's customer relationships was estimated to be $4.5 million. Therefore, $334.5 million of the $365 million of the gross carrying amount of school and customer relationships referenced above relates to Jostens, with the balance relating to the Print Group.

  Jostens engaged an outside firm to assist in determining the fair market value of certain tangible and intangible assets as of the date of its change in accounting basis, July 29, 2003. The Registrants believe that the amounts allocated to school relationships were appropriate and based upon reasonable assumptions and methodology as outlined below.

  Valuation of school relationships.    The $330 million valuation of Jostens' school relationships was determined using a modified form of the income approach known as the "excess earnings approach". Under the excess earnings approach, the fair value of the school relationships is estimated by subtracting the expected return on net tangible assets ("NTA", which include working capital and fixed assets) and the other identifiable intangible assets of the company from the operating profit generated by future sales attributable to the existing school relationships. The company's returns in excess of the anticipated return on the tangible assets and the other identifiable intangible assets is thereby attributable to the existing school relationships. Therefore, the value of school relationships is reduced to the extent that value was recognized in other tangible and intangible assets of Jostens, such as trademarks, where a significant value was attributed.

  The assumptions used included (a) a discount rate of 10.25%, (b) an attrition factor of 10% and (c) projected revenue growth.

  The attrition factor of 10% for the school relationships was assumed based on the average historical tenure of a sales representative. The average historical attrition of the sales representatives was determined to be 10%, mostly due to retirement. The basis for this attrition rate is a study performed by Jostens' management that analyzed Jostens' relationships with its independent sales representatives for the previous five years.

  Revenues attributable to existing school relationships were projected to increase at a rate of between 2.4% and 3.1% through 2008, and 1.5% thereafter, based on management's projections. Note that Jostens' reported revenue increased 2.4% from fiscal 2003 to fiscal 2004, the first year of growth after this valuation was completed.

  Amounts allocated to goodwill.    Once all tangible and intangible assets were valued as of July 29, 2003, the remaining excess purchase price over the fair value of assets acquired and liabilities assumed was assigned to goodwill.

43.
We note that nearly 40% of your total other intangible assets as of January 1, 2005 relate to your trademarks that have indefinite lives. Please provide us a detailed listing of your indefinite live trademarks, including the remaining legal life of each trademark and related renewal terms. For the trademarks that you owned on the date you transitioned to SFAS 142, please also provide the amortization life used for each of these trademarks prior to SFAS 142. Additionally, please describe to us the circumstances that support classification of your trademarks as indefinite lived. In this regard, tell us why you believe consumer habits, typical product life cycles, competitive and other economic factors do not limit the useful lives of the trademarks. To the extent these trademarks were not previously amortized over the maximum amortization period of 40 years under APB 17, please explain to us the events or circumstances that caused them to become indefinite lived intangibles assets.

  Jostens' trade names and trademarks

  In connection with the purchase accounting of Jostens as of July 29, 2003, a valuation was performed with the assistance of outside consultants that calculated the fair market value of Jostens' trademarks at $250 million. The Jostens trade names and trademarks include the following:

    Jostens, Gold Lance®,Jostens Renaissance®, Hear the Year®, Jostens Direct Solutions®, Panel Flow, PanelXPress®, WorldBeat®, YearTech®, YearTrack®, America's Class Ring®, Champions of the Community™, Silver Elite™, Ring Designer, GradGuide and ImageBASE®

  These trade names have an average remaining legal life of approximately five years but, assuming continued use, each is generally renewable indefinitely at nominal cost.

  Jostens originally registered the Jostens name in 1947 and has since renewed the name periodically and continuously. In order to maintain Jostens' registered trade name, additional affidavits of use and renewal actions will be required next between 2006 and 2010, domestically. The other Jostens trade names and trademarks listed above will require next further action at various dates between one and 14 years from now.

  The trademark and trade name renewal process is fairly straightforward and can be completed upon showing continued use and the payment of a nominal fee (e.g., in the United States, the fee that is payable every five years is $100 per mark, per class, and the fee that is payable every ten years is $500 per mark, per class).

  Support for an indefinite useful life

  In accordance with paragraph 11 of SFAS No. 142, we considered the useful life of these trade names based on an analysis of all the pertinent factors noted in the Statement.

    The expected use of the asset by the entity

    Throughout the 106-year history of Jostens, the "Jostens" trade name has been a contributing factor to Jostens' sales and profits. The "Jostens" trade name has attracted a loyal independent sales force and maintained long-standing customer relationships. The trade names are associated with quality and customized products, as well as reliable delivery and customer service. According to a market research study conducted by the company in 2001, the overall awareness for the Jostens brand was approximately 92% among high school administrators and 35% among high school students and their parents. The Jostens' trade names and related trademarks are a contributing factor to Jostens' sales and profits. Purchase decisions for a school supplier are based on market reputation, where Jostens holds a strong position. The "Jostens" trade name is also instrumental in attracting sales representatives for whom a strong brand name is essential for marketing to customers. Jostens' management had indicated that Jostens would incur substantial additional costs and lost revenues if it were to discontinue its already established branded products and attempt to replicate these branded products under a new and unrecognized brand name, or through the licensing of a different established brand name. As a result of the currently established name recognition, Jostens' trade names and related trademarks embody significant value. Management has no plans to retire the Jostens brand.

    Any legal, regulatory, or contractual provisions that may limit the useful life or enable renewal or extension of the asset's legal or contractual life without substantial cost

    The expiration of the registration without renewal or a decision by the owner to discontinue use could limit the life of valid trade names and trademarks.

    The effects of obsolescence, demand, competition, and other economic factors

    Jostens and its end products have enjoyed a rich and long-standing tradition and reputation. Demand has historically been fairly steady from year-to-year, and customer retention rates have historically exceeded 90% from year-to-year. There are only three primary competitors in Jostens' markets. Further, there are no expected material changes that would reduce our distribution channels.

    The level of maintenance expenditures required to obtain the expected future cash flows from the asset

    Maintenance capital expenditures for Jostens are relatively low (typically approximately 2% of annual sales).

  The Lehigh Press trade name

  In connection with the purchase accounting of The Lehigh Press, Inc. by Von Hoffmann as of October 23, 2003, the one trade name of "Lehigh Press" was assigned a value of $8.2 million based upon a valuation performed with the assistance of an outside consultant. Renewal will next need to be made of this trade name in 2007, and the trade name is renewable thereafter at nominal cost.

  Support for an indefinite useful life

  In accordance with paragraph 11 of SFAS No. 142, we considered the useful life of these trade names based on an analysis of all the pertinent factors noted in the Statement.

    The expected use of the asset by the entity

    The Lehigh Press has been associated with high quality and service levels provided to its customers for approximately 80 years. As a market leader in cover component manufacturing for educational books, The Lehigh Press is a well-known and highly regarded name among publishers. Similar to the trade names of Jostens, as discussed above, management has no plans to retire the Lehigh brand.

    Any legal, regulatory, or contractual provisions that may limit the useful life or enable renewal or extension of the asset's legal or contractual life without substantial cost

    The expiration of the registration without renewal or a decision by the owner to discontinue use could limit the life of valid trade names and trademarks.

    The effects of obsolescence, demand, competition, and other economic factors

    Lehigh Press has enjoyed a strong reputation with educational textbook publishers for decades. The future demand for its products appears strong, and Lehigh continues to enjoy a leadership position in textbook cover production. Further, barriers to entry are high and there are no expected changes to our distribution channels.

    The level of maintenance expenditures required to obtain the expected future cash flows from the asset

    Maintenance capital expenditures for Lehigh Press are relatively low (typically approximately 2% of annual sales).

  Based on the foregoing, and in consideration of competitive and other economic factors, the Registrants believe the useful lives of their trade names are not limited. The Registrants expect to continue to use these trade names indefinitely, and they intend to continuously renew these trade names. The Registrants believe consumer habits, typical product life cycles, competitive and other economic factors do not limit the useful lives of the trademarks.

  Impact of SFAS No. 142

  The recording of Jostens' trademarks (July 2003) as well as that of The Lehigh Press (October 2003) on the company's balance sheets took place as a result of purchase accounting after the effective date of SFAS No. 142. Prior to these dates, neither company had recorded amounts for trademarks on their respective balance sheets.

Note 11. Long-term Debt, page F-28

44.
You disclose in the last paragraph on page F-31 the various covenants you are required to maintain in connection with your credit facilities and debt agreements. Please tell us and revise your disclosures to indicate if you are in compliance with these covenants as of January 1, 2005 and the repercussions of not meeting them. Please also disclose the existence of any cross-default provisions. Refer to Rule 4-08(c) of Regulation S-X.

  The Registrants are in compliance with their covenants in connection with their credit facilities and debt agreements. Accordingly, in their future Form 10-K and Form 10-Q filings, as applicable, the Registrants will amend their disclosure to confirm their compliance with these arrangements and to discuss the existence of cross-default provisions. The Registrants will also amend their disclosure to clarify that any failure to comply with the covenants under the credit facilities would constitute a default under the credit facilities, which could result in an acceleration of the loans and other obligations owing thereunder.

45.
You disclose that the covenants related to your credit facilities and debt arrangements include restrictions on dividends. Please revise your footnote disclosures to include the specific nature of the restrictions on dividends by you as required by Rule 4-08(e)(1) of Regulation S-X. Please also tell us the specific restrictions on any consolidation, merger or transfer of assets of your subsidiaries to you in the form of loans, advances or cash dividends without the consent of a third party. If so, please provide us with the detailed computations you performed demonstrating that the restricted assets do not exceed the 25% threshold. If the restricted assets exceed the 25% threshold, please revise your financial statements to include the disclosures required by Rule 4-08(e)(3) of Regulation S-X and Schedule I, which as discussed under Rules 5-04 and 12-04 of Regulation S-X.

  In their future Form 10-K and Form 10-Q filings, as applicable, the Registrants will revise the disclosure in the footnote to include the specific nature of the restrictions on dividends. The material debt obligations of Visant Corporation do not include restrictions on the consolidation, merger or transfer of assets of its subsidiaries to Visant Corporation in the form of loans, advances or cash dividends without the consent of a third party. Otherwise, with respect to Visant Holding, the Visant senior secured credit agreement generally prohibits Visant Secondary Holdings Corp. from making dividends to Visant Holding, except (1) to enable Visant Holding to repurchase shares of its capital stock held by officers, directors and employees pursuant to, and in accordance with the terms of, management and/or employee stock plans, stock subscription agreements or shareholder agreements, (2) to pay certain administrative and similar expenses related to the ownership of Visant Corporation and Visant Secondary Holdings Corp. and (3) at any time on or after April 30, 2009, in any amount not in excess of the amount of the regularly scheduled cash interest payable during the period 45 days following the date of a dividend or distribution on the outstanding Visant Holding notes, subject to certain conditions.

  Proposed footnote language follows:    The indenture governing the Visant notes restricts Visant and its restricted subsidiaries from paying dividends or making any other distributions on account of Visant's or any restricted subsidiary's equity interests (including any dividend or distribution payable in connection with any merger or consolidation) other than (1) dividends or distributions by Visant payable in equity interests of Visant or in options, warrants or other rights to purchase equity interests or (2) dividends or distributions by a restricted subsidiary, subject to certain conditions.

    The indenture governing the Holdings' notes restricts Holdings and its restricted subsidiaries from declaring or paying dividends or making any other distribution (including any payment by Holdings or any restricted subsidiary of Holdings in connection with any merger or consolidation involving Holdings or any of its restricted subsidiaries) on account of Holdings' or any of its restricted subsidiaries' equity interests (other than dividends or distributions payable in certain equity interests and dividends payable to Holdings or any restricted subsidiary of Holdings).

    The dividend restrictions in the new Visant senior secured credit facilities apply only to Visant and Visant Secondary Holdings Corp., and essentially prohibit all dividends other than (1) for dividends paid on or after April 30, 2009 and used by Holdings to make regularly-scheduled cash interest payments on its 10 1/4% Senior Discount Notes due 2013, subject to compliance with the interest coverage covenant after giving effect to such dividends, (2) for other dividends so long as the amount thereof does not exceed $50 million plus an additional amount based on Visant's net income and the amount of any capital contributions received by Visant after October 4, 2005 and (3) pursuant to other customary exceptions, including redemptions of stock made with other, substantially similar stock or with proceeds of concurrent issuances of substantially similar stock.

Note 18. Business Segments, page F-48

46.
You disclose that you have two reportable segments, Jostens and the Print Group. Please explain to us how you determined that you have only two reportable segments. Based upon the nature of your products (e.g. rings and yearbooks for Jostens) it appears that you may have additional reportable segments. Please support your discussion with quantitative information where necessary and provide us with examples of reports that you prepare and use to manage your business. Refer to SFAS 131.

  The Registrants will address this comment with the Staff supplementally.

47.
We note that you provide assets by segment on page F-49. Please revise your disclosures to provide the components of your recorded goodwill by segment for all periods presented. Refer to paragraph 45 of SFAS 142.

  The Registrants included disclosure relating to the components of their recorded goodwill by segment in Note 5, "Goodwill and Other Intangibles, net" on page F-68 of the previously filed Registration Statements. In addition, please note that Amendment No. 1 to the Visant Registration Statement and Post-Effective Amendment No. 4 to the Visant Holding Registration Statement provide similar disclosure for the six months ended July 2, 2005 on page F-68.

Exhibits

48.
Please file new legal opinions as exhibits to the registration statement. See Item 601(b)(5) of Regulation S-K.

  In response to the Staff's comment, the Registrants have filed new legal opinions as exhibits to the registration statement.

Exhibit 25.1

49.
You may not incorporate a Form T-1 by reference to a previous filing because a Form T-1 requires recent information. See Manual of Telephone Interpretations, Interpretation T.34. (July 1997)

  The Registrants have filed a new Form T-1 statement of eligibility under the Trust Indenture Act of 1939, as amended, of the Bank of New York, as trustee.

Visant Holding Corporation
Post-Effective Amendment No. 3 to Registration Statement on Form S-4

50.
Please apply the above comments to your post-effective amendment, as applicable.

  The Registrants have applied the above comments, as applicable, to Post-Effective Amendment No. 4 to the Visant Holding Registration Statement.

51.
We note that this is a post-effective amendment to the Form S-4 regarding an exchange offer. Please include disclosure regarding the exchange offer or advise us why you have not included this information.

  The initial registration statement on Form S-4 for Visant Holding covered (1) the registration of an aggregate principal amount at maturity of $247,200,000 of 10 1/4% Senior Discount Notes due 2013 of Visant Holding that were to be exchanged for an equal principal amount at maturity of outstanding 10 1/4% Senior Discount Notes due 2013 of Visant Holding and (2) the registration of the registered notes for resale by Credit Suisse First Boston LLC and its affiliates that are affiliates of the registrant in market-making transactions. As such, the initial registration statement on Form S-4 for Visant Holding contained the complete prospectus to be used in the exchange offer along with certain pages of the prospectus relating solely to market-making transactions, including alternate front and back cover pages and alternate "Plan of Distribution" and "Material United States Federal Income Tax Companies" sections. As the exchange offer for the 10 1/4% Senior Discount Notes due 2013 of Visant Holding expired on March 4, 2004 and closed shortly thereafter, the information relating to the exchange offer accordingly has not been included in the post-effective amendment to the Form S-4.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

Note 1. Summary of Significant Accounting Policies, page F-12

52.
We note from your disclosures in the filing that there may be agreements between you and your stockholders and their affiliates. Please disclose in a footnote the nature of these related party transactions and the other disclosures required by paragraphs 2 through 4 of SFAS 57.

  In their future Form 10-K and Form 10-Q filings, as applicable, the Registrants will revise the disclosure under Note 1, "Summary of Significant Accounting Policies" to include additional disclosure relating to agreements between the Registrants and their stockholders and their affiliates and the nature of these related party transactions.

  Proposed footnote language follows:

  Related Party Transactions

  Transactions with Sponsors

  The Transactions

  In connection with the Transactions, DLJMBP II received total consideration of approximately $320 million in respect of the (i) acquisition by Fusion of all of DLJMBP II's Von Hoffmann capital stock, (ii) repayment of Arcade's Amended and Restated Notes held by DLJMBP II and (iii) acquisition by Fusion of Arcade's Mandatorily Redeemable Preferred Stock held by DLJMBP II.

  Stockholders Agreement

  In connection with the Transactions, we entered into a stockholders agreement with an entity affiliated with KKR and entities affiliated with DLJMBP III (each an "Investor Entity" and together the "Investor Entities") that provides for, among other things,

  •
  a right of each of the Investor Entities to designate a certain number of directors to our board of directors for so long as they hold a certain amount of our common stock;

  •
  certain limitations on transfer of our common stock held by the Investor Entities for a period of four years after the completion of the Transactions, after which, if we have not completed an initial public offering, any sale is subject to certain obligations of first offer, or in the case we have completed an initial public offering, any sale shall be made pursuant to the registration rights as described below;

  •
  a consent right for the Investor Entities with respect to certain corporate actions;

  •
  certain "tag-along" and "drag-along" rights under certain circumstances;

  •
  the right of the Investor Entities to purchase a pro rata portion of all or any part of any new securities offered by us; and

  •
  a restriction on the ability of the Investor Entities and certain of their affiliates to own, operate or control a business that competes with us, subject to certain exceptions.

  Pursuant to the Stockholders Agreement, an aggregate transaction fee of $25.0 million was paid to the sponsors upon the closing of the Transactions.

  Management Services Agreement

  In connection with the Transactions, we entered into a management services agreement with the sponsors pursuant to which the sponsors will provide certain structuring, consulting and management advisory services to us. The sponsors will receive an annual advisory fee of $3.0 million that is payable quarterly and which increases by 3% per year. The agreement also provides for certain indemnification by us of the sponsors and their affiliates, directors, officers and representatives.

  Registration Rights Agreement

  In connection with the Transactions, our parent entered into a registration rights agreement with the Investor Entities pursuant to which the Investor Entities are entitled to certain demand and piggyback rights with respect to the registration and sale of our common stock held by them.

  Other

  During 2004, we retained Capstone Consulting to provide certain of our businesses with consulting services, primarily to identify and advise on potential opportunities to improve operating efficiencies. Although neither KKR nor any entity affiliated with KKR owns any of the equity of Capstone Consulting, KKR has provided financing to Capstone Consulting. In March 2005, an affiliate of Capstone Consulting invested $1.3 million in our parent's Class A Common Stock and has been granted 13,527 options to purchase our parent's Class A Common Stock, with an exercise price of $96.10401 per share under the 2004 Stock Option Plan.

  Transactions with Other Co-Investors and Management

  Syndicate Stockholders Agreement

  In September 2003, Holdings, Visant, DLJMBP III and certain of its affiliated funds (collectively, the "DLJMB Funds") and certain of the DLJMB Funds' co-investors entered into a stock purchase and stockholders' agreement, or the Syndicate Stockholders Agreement, pursuant to which the DLJMB Funds sold to the co-investors shares of: (1) our Class A Voting Common Stock, (2) our

  Class B Non-Voting Common Stock and (3) Visant's 8% Senior Redeemable Preferred Stock, which has since been repurchased.

  The Syndicate Stockholders Agreement contains provisions which, among other things:

  •
  restrict the ability of the syndicate stockholders to make certain transfers;

  •
  grant the co-investors certain board observation and information rights;

  •
  provide for certain tag-along and drag-along rights;

  •
  grant certain pro-rata preemptive rights to the co-investors; and

  •
  grant certain piggyback registration rights in the event of a public offering in which the DLJMB Funds sell shares.

  Management Stockholders Agreement

  In July 2003, Holdings, the DLJMB Funds and certain members of management entered into a stockholders' agreement that contains certain provisions which, among other things:

  •
  restrict the ability of the management stockholders to transfer their shares;

  •
  provide for certain tag-along and drag-along rights;

  •
  grant certain pro-rata preemptive rights to the management stockholders;

  •
  grant the DLJMB Funds six demand registration rights; and

  •
  grant certain piggyback registration rights.

  Other

  In addition to the agreements described above, Holdings also entered into other management stockholders agreements and sale participation agreements with certain individual members of management in connection with the Transactions.

53.
We note that you have more than one class of common stock outstanding as of January 1, 2005. Please disclose in a footnote a description of each class outstanding, your capital structure, and any unusual rights and privileges of each class of common stock outstanding. Refer to paragraph 4 of SFAS 129.

  In their future Form 10-K and Form 10-Q filings, as applicable, the Registrants will revise the disclosure to include a footnote describing each class of common stock outstanding, the capital structure of Visant Holding and any unusual rights and privileges of each class of common stock outstanding, as prescribed by SFAS 129, "Disclosure of Information about Capital Structure".

  Proposed footnote language follows:    Holdings' common stock, $0.01 par value per share, consists of Class A and Class C common stock. Holdings' charter also authorizes the issuance of non-voting Class B common stock, but currently no such shares are outstanding. Holders of Class A common stock are entitled to one vote for each share held for any matter coming before the stockholders of Holdings. The holder of the share of Class C common stock is entitled to a number of votes for any matter coming before the stockholders of Holdings equal to:

  (i)
  initially, the excess of (x) 50% percent of all votes entitled to be cast by holders of outstanding common stock for any matter coming before the stockholders of Holdings, over (y) the percentage of all votes entitled to be cast by the initial holder of the share of Class C common stock together with any permitted transferees of the initial holder, for any matter coming before the stockholders of Holdings by virtue of the shares of Class A common stock acquired by the initial holder pursuant to the Contribution Agreement, dated July 21, 2004, between Holdings and the initial holder, such excess determined based on the shares of common stock issued and outstanding immediately prior to October 4, 2004, giving effect to any shares of common stock acquired by the initial holder pursuant to the Contribution Agreement at the Closing; and

  (ii)
  thereafter, the number of votes will be permanently reduced to an amount equal to the excess, if any, of (x) 50% percent of all votes entitled to be cast by holders of outstanding common stock for any matter coming before the stockholders of Holdings (as reduced by any shares of Class A common stock of Holdings issued on the date of the Closing or thereafter to any person other than the initial holder), over (y) the percentage of all votes entitled to be cast by the initial holder, together with its transferees, for any matter coming before the stockholders of Holdings by virtue of the shares of Class A common stock then held by the initial holder, together with its transferees, not to exceed the percentage voting interest attributed to such share pursuant to clause (i) above; and

  (iii)
  if the share of Class C common stock is transferred by the initial holder (or its permitted transferee) to any person other than a permitted transferee of the initial holder, the share of Class C Common Stock will entitle the holder to the same voting rights as the share of Class C common stock entitled the holder immediately prior to the transfer.

  The share of Class C common stock will at all times entitle the holder to at least one vote on any matter coming before the stockholders of Holdings. In addition, the share of Class C common stock will automatically convert into one fully-paid and non-assessable share of Class A common stock (1) upon the consummation of an initial public offering or (2) upon the first occurrence that the share of Class C common stock is entitled to only one vote for any matter coming before the stockholders of Holdings, as more fully provided by the certificate of incorporation.

  As of August 12, 2005, Holdings had 5,971,577 shares of Class A common stock, par value $.01 per share, and one share of Class C common stock, par value $.01 per share, outstanding, and Visant had 1,000 shares of common stock, par value $.01 per share, outstanding, all of which are beneficially owned by Holdings.

Exhibit 5.1

54.
Counsel should confirm our understanding that its reference to the "corporate laws of the State of Delaware" includes the statutory provisions and also all applicable provisions of the state constitution and reported judicial decisions interpreting these laws.

  The Registrants have filed an amended Exhibit 5.1 legal opinion with Post-Effective Amendment No. 4 to the Visant Holding Registration Statement to confirm the Staff's understanding that the opinion's reference to the "corporate laws of the State of Delaware" includes the statutory provisions and also all applicable provisions of the state constitution and reported judicial decisions interpreting these laws.

Form 10-K for the Fiscal Year Ended January 1, 2005

55.
Please apply the above comments to your Form 10-K, as applicable.

  Visant Holding and Visant Corporation will apply the above comments beginning with their Form 10-K for the fiscal year ending December 31, 2005.

Form 10-Q for the Fiscal Quarter Ended April 2, 2005

Controls and Procedures, page 27

56.
Please revise your disclosure regarding changes to internal controls and procedures over financial reporting to identify "any changes," not just "significant" changes, that have materially affected, or are reasonably likely to materially affect, your internal controls and procedures over financial reporting. Sec Item 308(c) of Regulation S-K.

  Visant Holding and Visant Corporation have reported any changes that have materially affected, or are reasonably likely to materially affect, their internal controls and procedures over financial reporting, beginning with their Form 10-Q for the fiscal quarter ended July 2, 2005.

*  *  *  *  *

        If you should have any questions regarding this letter, please contact me at (212) 455-3080 or Marie D. Hlavaty, Vice-President and General Counsel of Visant Corporation and Visant Holding Corp., at (914) 595-8211.

Sincerely,
/s/ RISË B. NORMAN Risë B. Norman
cc:
Marie D. Hlavaty, Esq.
Visant Corporation
Visant Holding Corp.

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